Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories	INVENTORIES

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Gold-in-process and stockpiles	725.7	565.8
Consumable stores	238.6	217.0
Total inventories	964.3	782.8
Heap leach and stockpiles inventories included in non-current assets[1]	(205.3)	(155.2)
Total current inventories[2]	759.0	627.6
[1]    Heap leach and stockpiles inventories will only be processed at the end of life-of-mine.
[2]    The cost of consumable stores consumed during the year and included in cost of sales amounted to US$397.4 million (2021: US$319.6 million).